Business Combinations - Pro Forma Information (Details) - USD ($) $ in Thousands	4 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2019
Synarc
Business Acquisition [Line Items]
Net Revenue	$ 17,170
Medimix
Business Acquisition [Line Items]
Net Revenue			$ 5,996
Optimal
Business Acquisition [Line Items]
Net Revenue		$ 3,339